Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Commitments and Contingencies

26.  Commitments and Contingencies

a)     Supplier contract

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to its receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and has made prepayments for all, or a portion, of the total contract price to the suppliers, which are then offset against future purchases. The Group has completed re-negotiating certain of its supplier arrangements and is currently in the process of re-negotiating the remaining prepayment obligations with its suppliers.

Set out below are the Group’s fixed obligations under these multi-year contracts including “take or pay” arrangements.

Obligations under Multi-year Supply Agreements, including “Take or Pay” Supply Agreements

The Group’s multi-year supply agreements with some suppliers are structured as fixed price and quantity “take or pay” arrangements which allow the supplier to invoice the Group for the full stated purchase price of polysilicon or silicon wafers the Group is obligated to purchase each year, whether or not the Group actually purchases the contractual volume. In the years ended December 31, 2014 and 2015, the Company failed to perform purchase obligations of RMB 507 million and RMB 877 million, respectively, under a take-or-pay supply agreement with Hemlock. The Group and Hemlock signed a new multi-year supply agreement in October 2016, structured to purchase a certain amount of polycrystalline silicon products on a quarterly basis with “take or pay” supply agreements. While its take-or-pay arrangements pursuant to certain LTAs are characterized as unconditional purchase commitments which require disclosure under ASC 440-10-50-2 and 4, a separate assessment is performed to determine whether losses should be accrued on those inventory purchase commitments in accordance with ASC 330-10-35-17 to 18 (Refer to Note 2(g) Inventories and Note 7 Inventories).

In addition to the “take or pay” supply agreements, the Group has also entered into other multi-year supply agreements to purchase fixed volumes of polysilicon or silicon wafers from certain suppliers. Under these agreements, the purchase price is to be periodically adjusted based on prevailing market price or relevant energy price index. Purchases made under “take or pay” agreements amounted to RMB 1,581,048, RMB 1,929,867 and RMB 2,200,230 for the years ended December 31, 2014, 2015 and 2016, respectively. The Group’s future obligations under multi-year supply agreements, including “take or pay” supply agreements are as follows:

	“Take or pay” supply agreements	Total
	(in RMB)	(in RMB)
Twelve Months Ending December 31
2017	1,199,583	1,199,583
2018	856,581	856,581
2019	836,186	836,186

Total	2,892,350	2,892,350

* includes only purchase commitments with fixed or minimum price provisions.

In addition, the Group has also entered into other supply agreements with variable price provisions, under which the Group will purchase a certain amount of polycrystalline silicon products on a quarterly basis. The Group has committed to purchase polysilicon and silicon wafers with the quantity of 48,750 metric tons and 900 million pieces respectively during 2017 to 2026, which are with variable price provisions and not included in the above table.

Outstanding supplier advances made to suppliers with whom the Group has entered into “take or pay” arrangements amounted to RMB 341,447 and RMB 182,553 as of December 31, 2015 and 2016, respectively.

If the Group fails to meet the obligations, including purchase quantity commitments, under the amended agreements and are unable to further renegotiate the terms of these multi-year supply agreements, the Group may be forced to forfeit certain prepayment amounts and be subject to claims or other disputes which could materially and adversely affect the Group’s results of operations, and financial position.

b)    Litigation regarding the long-term supply contract with Hemlock

The Group entered into the Original Supply Agreement with Hemlock in March 2011 and the agreement is structured as fixed price and quantity “take or pay” arrangement from 2013 to 2020. Under the Original Supply Agreement, the Group is required to make the advance payments and purchase a contracted minimum volume of polysilicon at predetermined fixed prices and in accordance with a pre-determined schedule, commencing January 1, 2013. Due to significant decrease of silicon price in the market and uncertainties brought by high anti-dumping and anti-subsidy tariff imposed after the supply contract was signed, the Group believes performance of the contract is commercially unreasonable and therefore, it did not make full advance payment and accept any delivery in 2013, 2014 and 2015. Although the Group was in the process of renegotiating with Hemlock and no written agreement had been reached as of December 31, 2014 and 2015, both parties continued to constructively dialogue to find a mutually satisfactory solution. In this regard, the Group, while concluding as noted above that accrual for the minimum purchases was not required, did accrue interest for the late payment according to the Original Supply Agreement term based on the fact that the Group did not order the minimum purchase and accept delivery and the Group did not make full advance payments as required. On March 31, 2015, Hemlock gave notice to the Group to terminate the Original Supply Agreement with immediate effect. Hemlock stated that the reason for the termination was an alleged breach of the supply contract by the Group and demanded that the Group pay US$921 million, which comprised of the remaining advance prepayments, take-or-pay for the period from 2013 to 2020 and the financial penalty for the late payments till March 31, 2015. After the notice was received, management had several runs of negotiation with Hemlock. Due to the fact that no written agreement has been reached as of December 31, 2014 and 2015, the Group continued to assess whether there would be loss on firm purchase commitments under Original Supply Agreement by applying a methodology similar to that used in the lower of cost or market evaluation with respect to inventory, and concluded that no loss provision under the Original Supply Agreement with Hemlock is required as of December 31, 2014 and 2015 (Refer to Note 7 Inventory). As of December 31, 2014 and 2015, full provision with the amount of RMB 63,331 (US$10.35 million) was provided against the prepayment balance to Hemlock under the long-term supply contract, and a total interest for late payment with the amount of RMB 303,380 was accrued as of December 31, 2015.

On April 18, 2016, the Group was served with court papers for a lawsuit brought by Hemlock against JA Yangzhou in the Supreme Court of the State of New York on January 20, 2015. Hemlock claimed damages in an amount to be proved at trial, of not less than US$921 million. After the court papers were received, the Group accelerated the negotiation with Hemlock and signed the Settlement Agreement and the New Supply Agreement with Hemlock in October 2016. According to the Settlement Agreement, Hemlock agrees not to commence any civil action against the Group in relation to the Original Supply Agreement signed in March 2011 unless the Group breaches the New Supply Agreement. Under the New Supply Agreement, the Group is required to purchase a certain amount of solar grade polycrystalline silicon products from Hemlock per quarter until October 31, 2026. After detailed assessment, the Group expects to fulfill the obligation under the New Supply Agreement. Thus, no contingent liability has been recorded as of December 31, 2016, and the total amount of accrued late payment interest of RMB 303,380 was reversed for the year ended December 31, 2016.

c)    Operating lease commitments

As of December 31, 2016, the Group has several operating lease agreements to lease certain assets, including offices, dormitory and land. These non-cancelable operating leases expire from February 2017 to December 2020, with rental fees that approximates market rents.

Future minimum obligations for operating leases are as follows:

(in RMB)
2017	64,246
2018	43,146
2019	41,726
2020	510

Total	149,628

Rent expense under all operating leases was RMB 61,950, RMB 74,275 and RMB 78,255, for the years ended December 31, 2014, 2015 and 2016, respectively.

d)    Capital expenditure

As of December 31, 2016, the Group had contracted for capital expenditure on machinery and equipment of RMB 891,509.